Average Annual Total Returns - Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional)		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent		11.99%	5.30%	7.85%
Performance Inception Date	Mar. 31, 2008
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.08%	2.33%	4.87%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.59%	4.39%	5.97%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		16.80%	5.76%	7.85%
Performance Inception Date	Mar. 31, 2008
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		19.25%	6.99%	8.97%
Performance Inception Date	Jul. 31, 2018
Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent		18.80%	6.65%	8.60%
Performance Inception Date	Jan. 31, 2007
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		19.11%	6.93%	8.91%
Performance Inception Date	Mar. 31, 2008
Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.48%	7.87%	8.71%
Performance Inception Date	Jul. 26, 2004
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.29%)	3.79%	5.78%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.49%	5.57%	6.46%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		11.14%	8.32%	8.70%
Performance Inception Date	Jul. 26, 2004
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		13.37%	9.61%	9.80%
Performance Inception Date	Oct. 31, 2016
Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent		13.13%	9.25%	9.48%
Performance Inception Date	Jul. 26, 2004
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		13.30%	9.50%	9.73%
Performance Inception Date	Jul. 26, 2004
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.51%	5.91%	7.07%
Performance Inception Date	Jan. 30, 2004
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.67%)	1.44%	4.33%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.34%	4.24%	5.37%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.92%	6.39%	7.07%
Performance Inception Date	Jan. 30, 2004
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		8.15%	7.63%	8.17%
Performance Inception Date	Oct. 31, 2014
Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent		7.82%	7.28%	7.83%
Performance Inception Date	Nov. 11, 1994
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		8.08%	7.55%	8.10%
Performance Inception Date	Mar. 31, 2008
Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.01%	7.58%	7.14%
Performance Inception Date	Jan. 31, 2002
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.03%	6.53%	6.58%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.37%	5.81%	5.70%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.42%	8.08%	7.15%
Performance Inception Date	Aug. 30, 2002
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		8.65%	9.30%	8.21%
Performance Inception Date	Oct. 31, 2016
Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent		8.31%	8.95%	7.90%
Performance Inception Date	Jan. 31, 2002
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		8.54%	9.18%	8.12%
Performance Inception Date	Jul. 30, 2010
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.15%	6.86%	8.09%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	8.68%	8.49%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	7.29%	7.14%